Financial result (Tables)	12 Months Ended
Dec. 31, 2019
Financial result
Schedule of financial result

	Year ended December 31
	2019	2018	2017
Financial income
Short‐term investments	247	177	176
Others	280	246	302
	527	423	478
Financial expenses
Loans and borrowings gross interest	(989)	(1,185)	(1,697)
Capitalized loans and borrowing costs	140	194	370
Participative stockholders' debentures	(1,475)	(550)	(625)
Interest on REFIS	(154)	(197)	(397)
Interest on lease liabilities	(76)	—	—
Financial guarantees (i)	(353)	23	(222)
Expenses with cash tender offer repurchased	(265)	(273)	(186)
Others	(634)	(357)	(516)
	(3,806)	(2,345)	(3,273)
Other financial items, net
Net foreign exchange gains (losses) - Loans and borrowings	(111)	(2,666)	(249)
Derivative financial instruments	244	(266)	454
Other foreign exchange gains (losses), net	150	419	(218)
Indexation losses, net	(417)	(522)	(211)
	(134)	(3,035)	(224)
Total	(3,413)	(4,957)	(3,019)

(i) In 2019, the Company reassessed the credit risk of certain associates and joint ventures (note 32).